Credit facilities and long-term debt	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Credit facilities and long-term debt
18. Credit facilities and long-term debt
The carrying amount and the fair value of the Company’s debt obligations, including leases, at December 31, 2024, is as follows:

	2024
	Carrying Amount	Fair Value
Current
Loans from third parties	$25,143	$25,143
Loans from related parties	8,465	8,465
Lease liabilities	12,386	12,022
	$45,994	$45,630
Non-current
Loans from related parties	$358,222	$361,052
Lease liabilities	55,967	43,598
	$414,189	$404,650
Total borrowings	$460,183	$450,280
The carrying amount and the fair value of the Company’s debt obligations, including leases, as of December 31, 2023, is as follows:

	2023
	Carrying Amount	Fair Value
Current
Loans from third parties	$2	$2
Loans from related parties	267,668	264,446
Lease liabilities	11,737	11,395
	$279,407	$275,843
Non-current
Loans from related parties	$76,262	$75,330
Lease liabilities	53,744	41,246
	$130,006	$116,576
Total borrowings	$409,413	$392,419
In April 2017, the Company entered into a €250,000 multicurrency revolving credit facility with TGF, bearing interest at variable rates and maturing on January 30, 2022. In July 2019, the agreement was amended to increase the facility to €340,000. In April 2020, the facility was reduced to €100,000 by an amendment dated April 29, 2020. In January 2022 the agreement maturity date was extended to January 30, 2026. In July 2024, the facility size under the agreement was increased to €130,000. At December 31, 2024 and 2023, there was $13,298 (€12,800 equivalent) and $40,333 (€36,500) equivalent) outstanding borrowings respectively under the facility.
The Company has a committed borrowing facility with a bank of $45,000 with $20,000 available for the issuance of letters of credit. The maturity date of this facility is March 15, 2025 (refer to Note 29). The facility provides for daily drawdowns and repayments at a borrowing rate based on SOFR. In connection with the borrowing facility, the Company has agreed to financial covenants related to operating EBITDA in excess of $140,000, tangible net worth of at least $250,000 and maintenance of a committed line of credit of at least $100,000, as well as non-financial covenants including restrictions on incurring certain liens on or disposing of certain existing assets without notification to the lender. As of December 31, 2024, the Company was in
18. Credit facilities and long-term debt (continued)
compliance with all the covenants. The facility is guaranteed by TCI. At December 31, 2024 and 2023, there was $0 and $0 outstanding borrowings respectively under the facility.
The Company has an uncommitted borrowing facility with a bank of $40,000 with the full amount available for the issuance of letters of credit. The maturity date of this facility is December 20, 2025. The facility provides for loans at variable interest rates based on SOFR which are reset periodically depending on the term and type of draw made thereunder. In connection with the borrowing facility, Titan America has agreed to certain covenants including restrictions on incurring certain liens on or disposing of certain existing assets without notification to the lender. As of December 31, 2024, the Company was in compliance with all of the covenants. The facility is guaranteed by TCI. At December 31, 2024 and 2023, there was $10,000 and $0 outstanding borrowings respectively under the facility.
The Company has an uncommitted borrowing facility with a bank of $60,000. The maturity date of this facility is April 29, 2025. The facility provides for loans at variable interest rates based on SOFR which are reset periodically depending on the term and type of draw made thereunder. In connection with the borrowing facility, The Company has agreed to certain covenants including restrictions on disposing of certain existing assets without notification to the lender. As of December 31, 2024, the Company was in compliance with all of the covenants. The facility is guaranteed by TCI. At December 31, 2024 and 2023, there was $15,000 and $0 outstanding borrowings respectively under the facility.
In December 2017, the Company entered into a €150,000 note payable with Titan Global Finance PLC (“TGF”) bearing interest of 3.07% through July 16, 2021 and 3.15% through the maturity date of November 15, 2024. In December 2022, the interest rate was modified to 3.05% through maturity date of November 15, 2024. In April 2022, the Company paid back €30,000 of this note, leaving a €120,000 balance outstanding. As described below, on November 15, 2024, the Company settled this loan and no amounts were outstanding at December 31, 2024.
In March 2018, the Company entered into a €75,000 note payable with the TGF bearing interest at 3.15% and maturing on November 15, 2024. In December 2022 the interest rate was modified to 3.05% through the maturity date of November 15, 2024. In April 2024, the note was amended to increase the principal to €100,000, modify the interest rate to 4.80%, and extend the maturity date to June 11, 2029.
In June 2021 the Company entered into two separate loans with TGF. The first loan was a €45,000 note payable bearing interest at 3.15% and maturing on November 14, 2024. In December 2022 the interest rate was modified to 3.05% through the maturity date of November 14, 2024. In April 2024, the loan was amended to increase the principal to €50,000, modify the interest rate to 4.80%, and extend the maturity date to June 11, 2029. The second loan was a €32,800 note payable bearing interest at 3.35% and maturing on July 7, 2027.
On November 15, 2024, the Company executed a €150,000 note payable with TGF bearing interest at 3.20% and maturing on July 7, 2027. The proceeds of this term loan were used to settle €30,000 borrowings then outstanding on the multicurrency credit facility with TGF and the €120,000 term loan with TGF maturing on November 15, 2024, as described above. There are no formal covenants associated with this loan.
On February 1, 2024, the Company entered into a cash management agreement with TGF. The agreement is effective until either party provides written notice of termination. Pursuant to this agreement, the Company’s two existing HSBC UK bank accounts, one denominated in U.S. dollars and one denominated in Euros, are funded when there are negative daily balances. Fundings are subject to maximum borrowing limits of $15,000 and €15,000, respectively. Conversely, when there are cash balances in either account, these funds are swept as a deposit into the TGF concentration account. There are no deposit limits.
With respect to borrowings made under the cash management agreement, the Company bears a daily interest charge based on the benchmark rates of the European Central Bank (ECB) Main Refinancing Rate (for Euro borrowings) and the U.S. Federal Reserve Federal Funds Target Rate (for U.S. dollar borrowings), plus an applicable margin. With respect to deposits made under the cash management agreement, the Company receives a daily interest credit based on the benchmark interest rates of the ECB Deposit
18. Credit facilities and long-term debt (continued)
Facility Rate (for Euro deposits) and the U.S. Federal Reserve Federal Funds Target Rate (for U.S. dollar deposits), minus an applicable margin.
Company funds on deposit with TGF under the cash management agreement are due upon demand from the Company. Amounts borrowed from TGF under the cash management agreement may be repaid (in whole or in any part) at the discretion of the Company. Following written notice of termination, outstanding borrowings from TGF under the cash management agreement are due upon demand from TGF. At December 31, 2024, there was $6,083 outstanding borrowings under the facility.
The maturity profile of the Company’s non-current borrowings, including lease liabilities, is presented below:

	2024	2023
Loans from related parties
Between 1 and 2 years	$13,298	$—
Between 2 and 3 years	189,683	40,333
Between 3 and 4 years	—	35,929
Between 4 and 5 years	155,241	—
Over 5 years	—	—
Total loans from related parties	$358,222	$76,262

Lease liabilities
Between 1 and 2 years	$7,950	$8,777
Between 2 and 3 years	6,936	8,576
Between 3 and 4 years	5,524	5,406
Between 4 and 5 years	6,338	3,986
Over 5 years	29,219	26,999
Total lease liabilities	$55,967	$53,744
Total non-current borrowings	$414,189	$130,006

The weighted average effective interest rates at December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Variable rate loans from related parties	4.89%	5.82%	6.86%
Fixed rate loans from related parties	3.94%	3.09%	3.09%
Variable rate loans from third parties	6.34%	N/A	5.82%
The Company has the following amounts available to draw upon from borrowing facilities at December 31, 2024 and 2023, respectively:

	2024	2023
Floating rate:
Expiring within one year	$132,864	$132,466
Expiring beyond one year	121,759	69,880
Total	$254,623	$202,346

18. Credit facilities and long-term debt (continued)
The Company maintains letter of credit facilities with banks, which are guaranteed by TCI. No amounts were drawn by counterparties against the letters of credit at December 31, 2024 or 2023. At December 31, 2024 and 2023, the banks had issued letters of credit on behalf of the Company totaling $11,637 and $12,534, respectively, as shown below:

	2024	2023
Facility amount	$60,000	$55,000
Less letters of credit issued in support of:
Insurance programs	(11,302)	(12,199)
Performance obligations	(100)	(100)
Other payment obligations	(235)	(235)
Available facility amount	$48,363	$42,466
In addition to the letter of credit facilities described above, the Company maintains a performance bond facility with an insurance company, which is guaranteed by TCI. No amounts were drawn against the performance bonds at December 31, 2024 and 2023. At December 31, 2024 and 2023, the insurance company had issued performance bonds on behalf of the Company totaling $18,761 and $35,140, respectively, as shown below:

	2024	2023
Facility amount	$60,000	$60,000
Less performance bonds issued in support of:
Excavation and reclamation obligations	(4,954)	(4,954)
Surety bond	(3,629)	(3,629)
Other payment and performance obligations	(10,178)	(26,557)
Available facility amount	$41,239	$24,860
Changes arising from financing activities during the year ended December 31, 2024 are as follows:

	January 1, 2024	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2024
Borrowings	$343,932	$48,939	$(22,220)	$—	$21,258	$—	$(79)	$391,830
Lease liabilities	65,481	(13,284)	—	—	3,798	12,305	53	68,353
Changes in liabilities	409,413	35,655	(22,220)	—	25,056	12,305	(26)	460,183
Derivative financial instruments	3,126	(16,783)	—	22,441	(71)	—	10	8,723
Financial instrument collateral	(4,328)	243	—	—	—	—	—	(4,085)
Other financing activities	(1,202)	(16,540)		22,441	(71)	—	10	4,638
Total liabilities arising from financing activities	$408,211	$19,115	$(22,220)	$22,441	$24,985	$12,305	$(16)	$464,821

18. Credit facilities and long-term debt (continued)
Changes arising from financing activities during the year ended December 31, 2023 are as follows:

	January 1, 2023	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2023
Borrowings	$394,506	$(83,046)	$12,055	$—	$20,498	$—	$(81)	$343,932
Lease liabilities	67,587	(15,198)	—	—	3,047	11,678	(1,633)	65,481
Changes in liabilities	462,093	(98,244)	12,055	—	23,545	11,678	(1,714)	409,413
Derivative financial instruments	13,575	3,272	—	(13,907)	186	—	—	3,126
Financial instrument collateral	(15,757)	11,399	30	—	—	—	—	(4,328)
Other financing activities	(2,182)	14,671	30	(13,907)	186	—	—	(1,202)
Total liabilities arising from financing activities	$459,911	$(83,573)	$12,085	$(13,907)	$23,731	$11,678	$(1,714)	$408,211
Changes arising from financing activities during the year ended December 31, 2022 are as follows:

	January 1, 2022	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2022
Borrowings	$382,696	$11,104	$(19,670)	$—	$19,780	$—	$596	$394,506
Lease liabilities	53,941	(13,428)	—	—	2,038	26,041	(1,005)	67,587
Changes in liabilities	436,637	(2,324)	(19,670)	—	21,818	26,041	(409)	462,093
Derivative financial instruments	16,877	(19,827)	—	20,236	(3,711)	—	—	13,575
Financial instrument collateral	(16,390)	490	—	—	—	—	143	(15,757)
Other financing activities	487	(19,337)	—	20,236	(3,711)	—	143	(2,182)
Total liabilities arising from financing activities	$437,124	$(21,661)	$(19,670)	$20,236	$18,107	$26,041	$(266)	$459,911